Note 7 - Long-term Debt and Notes Payable	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]
(7)	Long-term Debt and Notes Payable

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”), and a Revolving Credit Master Promissory Note and related Loan and Security Agreement (collectively, the “Revolver”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Northeast Bank, have a fixed interest rate of 3.95% and are secured by a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2022 and 2021 consists of the following:

	October 31,
	2022	2021
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,318,029 due May 1, 2024	$3,669,294	$3,899,076
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $711,773 due May 1, 2024	859,308	954,375
Total long-term debt	4,528,602	4,853,451
Less current installments	338,094	324,840
Long-term debt, excluding current installments	$4,190,508	$4,528,611

On July 5, 2022, OCC entered into a Modification Agreement with North Mill Capital LLC (now doing business as SLR Business Credit, “SLR”) to modify the existing Revolver dated July 24, 2020. In addition to certain other modifications to the Revolver as set forth in the Modification Agreement, the Modification Agreement provides a two-year extension of the initial term of the Revolver to July 24, 2025, and reduces the dollar amount of the availability block from $1,500,000 to $1,150,000.

The Revolver with SLR provides the Company with one or more advances in an amount up to: (a) 85% of the aggregate outstanding amount of eligible accounts (the “eligible accounts loan value”); plus (b) the lowest of (i) an amount up to 35% of the aggregate value of eligible inventory, (ii) $5,000,000, and (iii) an amount not to exceed 100% of the then outstanding eligible accounts loan value; minus (c) $1,150,000.

The maximum aggregate principal amount subject to the Revolver is $18,000,000. Interest accrues on the daily balance at the per annum rate of 1.5% above the Prime Rate in effect from time to time, but not less than 4.75% (the “Applicable Rate”). In the event of a default, interest may become 6.0% above the Applicable Rate. As of October 31, 2022, the Revolver accrued interest at the prime lending rate plus 1.5% (resulting in a 7.75% rate at October 31, 2022). The loan may be extended in one year periods subject to the agreement of SLR.

The Revolver is secured by all of the following assets: properties, rights and interests in property of the Company whether now owned or existing, or hereafter acquired or arising, and wherever located; all accounts, equipment, commercial tort claims, general intangibles, chattel paper, inventory, negotiable collateral, investment property, financial assets, letter-of-credit rights, supporting obligations, deposit accounts, money or assets of the Company, which hereafter come into the possession, custody, or control of SLR; all proceeds and products, whether tangible or intangible, of any of the foregoing, including proceeds of insurance covering any or all of the foregoing; any and all tangible or intangible property resulting from the sale, lease, license or other disposition of any of the foregoing, or any portion thereof or interest therein, and all proceeds thereof; and any other assets of the Company which may be subject to a lien in favor of SLR as security for the obligations under the Revolver.

As of October 31, 2022 the Company had $6.0 million of outstanding borrowings on its Revolver and $5.9 million in available credit. As of October 31, 2021, the Company had $3.5 million of outstanding borrowings on its Revolver and $4.4 million in available credit.

The aggregate maturities of long-term debt for each of the three years subsequent to October 31, 2022 are $338,094 in fiscal year 2023, $4,190,508 in fiscal year 2024 and $5,999,663 in fiscal year 2025.